Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Components Of Investments

Investments consisted of the following as of December 31, 2016 and 2015:

		As of December 31,
	Ownership as of December 31, 2016 (%)	2016	2015
Equity investment in unconsolidated joint venture (AerDragon) (a)	17	$60,124	$55,430
Equity investment in unconsolidated joint venture (AerLift)	39	45,087	47,352
Equity investment in unconsolidated joint venture (ACSAL) (a)	19	13,566	11,923
Other investments at cost	NA	6	6
		$118,783	$114,711

(a)	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.